Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 15, 2019
Entity Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000816153
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 15, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jul. 15, 2019
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019
Thornburg Better World International Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated July 15, 2019

to the

THORNBURG FUNDS PROSPECTUS (THE “THORNBURG RETAIL PROSPECTUS”) AND THE THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS (THE “THORNBURG RETIREMENT PROSPECTUS”)

Each dated February 1, 2019, as supplemented April 26, 2019

THORNBURG RETAIL PROSPECTUS:

Effective July 15, 2019, the disclosure for the “Basic Value,” “Consistent Earner,” and “Emerging Franchise” categories appearing under the caption “Principal Investment Strategies” on page 64 for the Thornburg Value Fund, on page 70 for the Thornburg International Value Fund, on page 100 for the Thornburg Developing World Fund, and on page 105 for the Thornburg Better World International Fund is hereby deleted and replaced with the following disclosure:

Basic Value: Companies generally operating in mature industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Retail | Thornburg Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated July 15, 2019

to the

THORNBURG FUNDS PROSPECTUS (THE “THORNBURG RETAIL PROSPECTUS”) AND THE THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS (THE “THORNBURG RETIREMENT PROSPECTUS”)

Each dated February 1, 2019, as supplemented April 26, 2019

THORNBURG RETAIL PROSPECTUS:

Effective July 15, 2019, the disclosure for the “Basic Value,” “Consistent Earner,” and “Emerging Franchise” categories appearing under the caption “Principal Investment Strategies” on page 64 for the Thornburg Value Fund, on page 70 for the Thornburg International Value Fund, on page 100 for the Thornburg Developing World Fund, and on page 105 for the Thornburg Better World International Fund is hereby deleted and replaced with the following disclosure:

Basic Value: Companies generally operating in mature industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Retail | Thornburg International Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated July 15, 2019

to the

THORNBURG FUNDS PROSPECTUS (THE “THORNBURG RETAIL PROSPECTUS”) AND THE THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS (THE “THORNBURG RETIREMENT PROSPECTUS”)

Each dated February 1, 2019, as supplemented April 26, 2019

THORNBURG RETAIL PROSPECTUS:

Effective July 15, 2019, the disclosure for the “Basic Value,” “Consistent Earner,” and “Emerging Franchise” categories appearing under the caption “Principal Investment Strategies” on page 64 for the Thornburg Value Fund, on page 70 for the Thornburg International Value Fund, on page 100 for the Thornburg Developing World Fund, and on page 105 for the Thornburg Better World International Fund is hereby deleted and replaced with the following disclosure:

Basic Value: Companies generally operating in mature industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Retail | Thornburg Developing World Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated July 15, 2019

to the

THORNBURG FUNDS PROSPECTUS (THE “THORNBURG RETAIL PROSPECTUS”) AND THE THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS (THE “THORNBURG RETIREMENT PROSPECTUS”)

Each dated February 1, 2019, as supplemented April 26, 2019

THORNBURG RETAIL PROSPECTUS:

Effective July 15, 2019, the disclosure for the “Basic Value,” “Consistent Earner,” and “Emerging Franchise” categories appearing under the caption “Principal Investment Strategies” on page 64 for the Thornburg Value Fund, on page 70 for the Thornburg International Value Fund, on page 100 for the Thornburg Developing World Fund, and on page 105 for the Thornburg Better World International Fund is hereby deleted and replaced with the following disclosure:

Basic Value: Companies generally operating in mature industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Retirement | Thornburg Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated July 15, 2019

to the

THORNBURG FUNDS PROSPECTUS (THE “THORNBURG RETAIL PROSPECTUS”) AND THE THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS (THE “THORNBURG RETIREMENT PROSPECTUS”)

Each dated February 1, 2019, as supplemented April 26, 2019

THORNBURG RETIREMENT PROSPECTUS:

Effective July 15, 2019, the disclosure for the “Basic Value,” “Consistent Earner,” and “Emerging Franchise” categories appearing under the caption “Principal Investment Strategies” on page 21 for the Thornburg Value Fund, on page 27 for the Thornburg International Value Fund, and on page 56 for the Thornburg Developing World Fund is hereby deleted and replaced with the following disclosure:

Basic Value: Companies generally operating in mature industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Retirement | Thornburg International Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated July 15, 2019

to the

THORNBURG FUNDS PROSPECTUS (THE “THORNBURG RETAIL PROSPECTUS”) AND THE THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS (THE “THORNBURG RETIREMENT PROSPECTUS”)

Each dated February 1, 2019, as supplemented April 26, 2019

THORNBURG RETIREMENT PROSPECTUS:

Effective July 15, 2019, the disclosure for the “Basic Value,” “Consistent Earner,” and “Emerging Franchise” categories appearing under the caption “Principal Investment Strategies” on page 21 for the Thornburg Value Fund, on page 27 for the Thornburg International Value Fund, and on page 56 for the Thornburg Developing World Fund is hereby deleted and replaced with the following disclosure:

Basic Value: Companies generally operating in mature industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Retirement | Thornburg Developing World Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated July 15, 2019

to the

THORNBURG FUNDS PROSPECTUS (THE “THORNBURG RETAIL PROSPECTUS”) AND THE THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS (THE “THORNBURG RETIREMENT PROSPECTUS”)

Each dated February 1, 2019, as supplemented April 26, 2019

THORNBURG RETIREMENT PROSPECTUS:

Effective July 15, 2019, the disclosure for the “Basic Value,” “Consistent Earner,” and “Emerging Franchise” categories appearing under the caption “Principal Investment Strategies” on page 21 for the Thornburg Value Fund, on page 27 for the Thornburg International Value Fund, and on page 56 for the Thornburg Developing World Fund is hereby deleted and replaced with the following disclosure:

Basic Value: Companies generally operating in mature industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.